Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant Liability—Public Warrants	$6,756,519	$6,756,519	$—	$—

Warrant Liability—Private Placement Warrants	$9,549,874	$—	$—	$9,549,874

Summary of public warrants and the black-scholes-merton model
The key inputs into the Black Scholes Model for the Public Warrants and the Modified Black Scholes Option Pricing Model for the Private Placement Warrants were as follows:

	January 12, 2021
	(Initial Measurement)		December 31, 2021
Input	Public Warrants	Private Warrants	Private Warrants
Stock Price	$10.00	$9.59	$10.25
Exercise Price	$11.50	$11.50	$11.50
Volatility	26.9%	26.0%	23.0%
Term (years)	5.00	5.00	5.00
Dividend Yield	0.00%	0.00%	0.00%
Risk Free Rate	1.21%	1.21%	1.26%

Summary of changes in fair value of the warrant liabilities
The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 14, 2021 (inception)	$—	$—	$—
Initial measurement on March 9, 2021 (Initial Public Offering)	9,027,379	10,340,965	19,368,344
Change in fair value	522,495	(253,766)	268,729
Transfer to Level 1	—	(10,087,199)	(10,087,199)

Fair value as of December 31, 2021	$9,549,874	$—	$9,549,874